Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Cash and cash equivalents
Note 10	Cash and cash equivalents

10.1	Types of cash and cash equivalents

As of December 31, 2018 and December 31, 2017, cash and cash equivalents are detailed as follows:

a)	Cash

	12/31/2018	12/31/20171
	ThUS$	ThUS$
Cash on hand	75	60
Cash in banks	101,662	50,137
Other demand deposits	746	1,530
Total cash	102,483	51,727

b)	Cash equivalents

	12/31/2018	12/31/2017
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	187,666	290,914
Short-term investments, classified as cash equivalents	265,917	287,797
Total cash equivalents	453,583	578,711

Total cash and cash equivalents	556,066	630,438

10.2	Short-term investments, classified as cash equivalents

As of December 31, 2018 and December 31, 2017, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	12/31/2018 ThUS$	12/31/2017 ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	132,108	144,464
JP Morgan US dollar Liquidity Fund Institutional	133,809	143,333
Total	265,917	287,797

Short-term investments are highly liquid fund manager accounts that are basically invested in short-term fixed rate notes in the U.S. market.

10.3	Information on cash and cash equivalents by currency

As of December 31, 2018 and December 31, 2017, information on cash and cash equivalents by currency is detailed as follows:

Original currency	12/31/2018	12/31/2017
	ThUS$	ThUS$
Chilean Peso (*)	157,500	579
US Dollar	353,037	612,727
Euro	4,739	9,782
Mexican Peso	1,242	258
South African Rand	5,843	4,074
Japanese Yen	1,786	1,773
Peruvian Sol	7	8
Brazilian Real	-	38
Chinese Yuan	2,305	1,143
Dírham United Arab Emirates	1	-
Indian rupee	3	-
Argentine Peso	2	1
Pound Sterling	3	55
Australian dollar	29,598	-
Total	556,066	630,438

(*) The Company maintains financial derivative policies which allow to minimize the risk of the variation in Chilean pesos exchange rate
.

10.4	Amount restricted (unavailable) cash balances

Cash on hand and in current bank accounts are available resources, and their carrying value is equal to their fair value.

As of December 31, 2018 and December 31, 2017, restricted cash balances are presented in Note 14.

10.5	Short-term deposits, classified as cash equivalents

The detail at the end of each period is as follows:

2018 Receiver of the deposit	Type of deposit	Original Currency	Interest rate	Placement date	Expiration date	Principal ThUS$	Interest accrued to-date ThUS$	12/31/2018 ThUS$
Scotiabank	Fixed term	Ch$	2.50	10/18/2018	1/16/2019	14,606	90	14,696
Banco Crédito e Inversiones	Fixed term	Ch$	2.55	11/6/2018	1/9/2019	19,632	92	19,724
Scotiabank	Fixed term	Ch$	2.55	11/30/2018	1/3/2019	14,393	38	14,431
Scotiabank	Fixed term	Ch$	2.55	12/3/2018	1/3/2019	11,515	27	11,542
Itau-Corpbanca	Fixed term	Ch$	2.50	12/3/2018	1/3/2019	14,393	34	14,427
Itau-Corpbanca	Fixed term	Ch$	2.50	12/7/2018	1/9/2019	14,393	29	14,422
Itau-Corpbanca	Fixed term	Ch$	2.50	12/10/2018	1/9/2019	12,954	23	12,977
Scotiabank	Fixed term	Ch$	2.35	12/10/2018	1/9/2019	12,954	21	12,975
Itau-Corpbanca	Fixed term	US$	3.06	12/11/2018	1/11/2019	1,300	2	1,302
Banco Estado	Fixed term	US$	2.75	12/12/2018	1/15/2019	1,000	1	1,001
Itau-Corpbanca	Fixed term	Ch$	2.50	12/14/2018	1/9/2019	14,392	20	14,412
Scotiabank	Fixed term	Ch$	2.65	12/17/2018	1/17/2019	14,393	18	14,411
Scotiabank	Fixed term	Ch$	2.60	12/17/2018	1/17/2019	10,892	13	10,905
Banco Crédito e Inversiones	Fixed term	US$	2.93	12/17/2018	1/31/2019	1,400	2	1,402
Itau-Corpbanca	Fixed term	US$	3.30	12/17/2018	1/31/2019	1,400	2	1,402
Itau-Corpbanca	Fixed term	US$	3.40	12/17/2018	1/31/2019	3,000	4	3,004
Banco de Chile	Fixed term	US$	3.06	12/17/2018	1/31/2019	1,700	2	1,702
Scotiabank Sud Americano	Fixed term	US$	2.95	12/17/2018	1/31/2019	1,500	2	1,502
Banco de Chile	Fixed term	US$	3.26	12/19/2018	1/31/2019	800	1	801
Banco Crédito e Inversiones	Fixed term	US$	3.42	12/26/2018	2/26/2019	2,800	1	2,801
Banco de Chile	Fixed term	US$	3.26	12/26/2018	2/26/2019	2,800	1	2,801
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26	12/27/2018	1/7/2019	1,439	1	1,440
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26	12/27/2018	1/14/2019	2,879	1	2,880
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26	12/27/2018	1/21/2019	1,439	1	1,440
Banco Estado	Fixed term	US$	3.15	12/28/2018	1/28/2019	2,000	1	2,001
Banco Estado	Fixed term	US$	3.15	12/28/2018	1/28/2019	600	-	600
Banco de Chile	Fixed term	US$	3.16	12/28/2018	1/28/2019	2,000	1	2,001
Banco Crédito e Inversiones	Fixed term	US$	2.53	12/28/2018	1/8/2019	1,000	-	1,000
Banco Crédito e Inversiones	Fixed term	US$	3.08	12/28/2018	1/28/2019	2,500	1	2,501
Banco Santander- Santiago	Fixed term	Ch$	0.20	12/28/2018	1/4/2019	432	-	432
BBVA Banco Francés	Fixed term	US$	-	12/31/2018	1/21/2019	81	3	84
Nedbank	On demand	US$	-	12/31/2018	1/1/2019	647	-	647
Total						187,234	432	187,666

(*) Corresponds to monthly rate.

2017 Receiver of the deposit	Type of deposit	Original Currency	Interest rate	Placement date	Expiration date	Principal ThUS$	Interest accrued to-date ThUS$	12/31/2017 ThUS$
Scotiabank Sud Americano	Fixed term	Ch$	0.24	11/21/2017	1/02/2018	8,943	30	8,973
Banco Itau Chile	Fixed term	Ch$	0.24	11/28/2017	1/02/2018	15,652	41	15,693
Banco Itau Chile	Fixed term	Ch$	0.24	11/28/2017	1/02/2018	15,652	41	15,693
Banco BBVA Chile	Fixed term	Ch$	0.23	11/28/2017	1/02/2018	15,652	40	15,692
Banco BBVA Chile	Fixed term	Ch$	0.23	11/28/2017	1/02/2018	15,652	40	15,692
Banco Itau Chile	Fixed term	Ch$	0.25	11/29/2017	2/27/2018	18,857	50	18,907
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/12/2017	1/11/2018	15,982	26	16,008
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/12/2017	1/11/2018	8,524	14	8,538
Banco Itau Chile	Fixed term	Ch$	0.24	12/12/2017	1/11/2018	15,982	24	16,006
Banco Itau Chile	Fixed term	Ch$	0.24	12/12/2017	1/11/2018	7,458	11	7,469
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/14/2017	1/16/2018	19,780	29	19,809
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/14/2017	1/16/2018	15,665	23	15,688
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/14/2017	1/16/2018	11,488	17	11,505
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/15/2017	1/16/2018	15,568	22	15,590
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/15/2017	1/16/2018	15,568	22	15,590
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/15/2017	1/16/2018	15,568	22	15,590
Banco BBVA Chile	Fixed term	Ch$	0.24	12/29/2017	1/10/2018	4,107	1	4,108
Banco BBVA Chile	Fixed term	Ch$	0.24	12/29/2017	1/10/2018	2,765	-	2,765
Banco Santander - Santiago	Fixed term	US$	0.28	12/27/2017	1/18/2018	700	-	700
Banco Santander - Santiago	Fixed term	US$	0.4	12/15/2017	2/13/2018	15,000	27	15,027
Banco Santander - Santiago	Fixed term	US$	0.4	12/15/2017	2/13/2018	14,000	25	14,025
Corpbanca	Fixed term	Ch$	0.22	12/28/2017	1/04/2018	1,301	-	1,301
Scotiabank Sud Americano	Fixed term	Ch$	0.21	12/29/2017	1/05/2018	976	-	976
Scotiabank Sud Americano	Fixed term	Ch$	0.21	12/29/2017	1/05/2018	569	-	569
Banco Santander - Santiago	Fixed term	US$	2.45	12/06/2017	1/05/2018	3,500	6	3,506
Scotiabank Sud Americano	Fixed term	US$	3.40	12/15/2017	1/16/2018	2,000	3	2,003
Banco BBVA Chile	Fixed term	US$	2.80	12/26/2017	1/26/2018	2,200	1	2,201
Banco Crédito e Inversiones	Fixed term	US$	2.3	12/27/2017	1/04/2018	2,300	1	2,301
Banco Santander - Santiago	Fixed term	US$	2.88	12/27/2017	1/04/2018	2,300	1	2,301
Banco BBVA Chile	Fixed term	US$	2.80	12/27/2017	1/04/2018	1,400	-	1,400
BBVA Banco Francés	Fixed term	US$	0.19	12/11/2017	1/31/2018	163	-	163
Nedbank	On demand	US$	-	12/01/2017	1/31/2018	3,686	-	3,686
ABN Amro Bank	Fixed term	US$	-	12/31/2017	1/02/2018	1,439	-	1,439
Total						290,397	517	290,914

10.6	Other information

Net Debt reconciliation

This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

Net debt	12/31/2018	12/31/2017
	ThUS$	ThUS$

Cash and cash equivalents	556,066	630,438
Other current financial assets	312,721	366,979
Other non-current financial hedge assets	13,425	8,910
Borrowings - repayable within one year (including overdraft)	(23,585)	(220,328)
Borrowings - repayable after one year	(1,330,382)	(1,031,507)
Net debt	(471,755)	(245,508)

Cash and liquid investments	882,212	1,006,327
Gross debt - fixed interest rates	(1,353,967)	(1,251,835)
Net debt	(471,755)	(245,508)

						Foreign
				Other inflows		currency
		Repayment of	Proceeds from	(outflows) of		translation
	12/31/2017	borrowings	borrowings	cash	Hedging effects	differences	Other	12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current financial liabilities and non-current	(1,251,835)	213,000	(376,039)	-	23,092	39,520	(1,704)	(1,353,967)
Cash and cash equivalents	630,438	-	-	(49,478)	-	(24,894)	-	556,066
Other current financial assets	375,889	-	-	(69,151)	19,408	-	-	326,146
Net Debt	(245,508)	213,000	(376,039)	(118,629)	42,500	14,626	(1,704)	(471,755)